EVENTS OCCURRING AFTER THE REPORTING PERIOD (Details) - USD ($)	Aug. 24, 2020	Jul. 24, 2020	Aug. 18, 2018
Bonds offering | Rizobacter Argentina S.A | Series IV
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Bonds issued			$ 17,000,000
Nominal interest rate (as a percent)			0.00%
Exchange of warrants
EVENTS OCCURRING AFTER THE REPORTING PERIOD
Number of outstanding warrants exchanged	24,200,000
Exchange shares issued per warrant	0.12
Cash Consideration per warrant	$ 0.45
Warrants validly tendered but not properly withdrawn prior to the expiration of the Offer	21,938,774
Aggregate cash consideration	$ 115,062
Number of Exchange Shares issued	2,601,954
Warrants redeemed	2,261,226
Warrants redeemed, cash per warrant	$ 0.405
Percentage of cash consideration provided for a premium to closing trading price of warrants		321.00%
Percentage of implied value of exchange shares provided for a premium to closing trading price of warrants		482.00%
Payments for redemption of warrants	$ 915,796